COMMITMENTS AND CONTINGENT LIABILITIES (Covenants and Liens on Assets) (Details) (Bental Industries Ltd. [Member], Long-term loan Two [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Bental Industries Ltd. [Member] | Long-term loan Two [Member]
Covenants And Liens On Assets [Line Items]
Current loan balance	$ 884